UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dickstein Partners Inc.
Address: 660 Madison Avenue, 16th Floor

         New York, New York  10021

13F File Number:  28-4300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leigh Waxman
Title:     Vice President
Phone:     (212) 754-4000

Signature, Place, and Date of Signing:

     Leigh Waxman     New York, NY/USA     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $188,033 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-4210                       Mark Dickstein*

* Mark Dickstein is the president and sole director of Dickstein Partners Inc. and all investment and trading decisions are made under his discretion.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLTEL CORP                    COM              020039103     7572   120000 SH       SOLE    1              120000        0        0
ALTRIA GROUP INC               COM              02209S103    16438   220000 SH       SOLE    1              220000        0        0
AMERICAN EXPRESS CO            COM              025816109    15438   300000     CALL SOLE    1                   0        0   300000
AMERICAN EXPRESS CO            COM              025816109    15438   300000     PUT  SOLE    1                   0        0   300000
AMR CORP                       COM              001765106    10782   485000     CALL SOLE    1                   0        0   485000
BURLINGTON RES INC             COM              122014103      690     8000     PUT  SOLE    1                   0        0     8000
CBS CORP NEW                                    124857103     3060   120000 SH       SOLE    1              120000        0        0
CHENIERE ENERGY INC            COM NEW          16411R208     1855    49800 SH       SOLE    1               49800        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      983    31000 SH       SOLE    1               31000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     1538    48500     CALL SOLE    1                   0        0    48500
CHESAPEAKE ENERGY CORP         COM              165167107      317    10000     PUT  SOLE    1                   0        0    10000
COMMERCE BANCORP INC NJ        COM              200519106    32600   947400     PUT  SOLE    1                   0        0   947400
ENCANA CORP                    COM              292505104      452    10000     PUT  SOLE    1                   0        0    10000
ENCANA CORP                    COM              292505104      452    10000 SH       SOLE    1               10000        0        0
ENCANA CORP                    COM              292505104     2192    48500     CALL SOLE    1                   0        0    48500
FORD MTR CO DEL                COM PAR $0.01    345370860      772   100000     PUT  SOLE    1                   0        0   100000
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107      805    32000 SH       SOLE    1               32000        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107     5837   232000     CALL SOLE    1                   0        0   232000
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107      629    25000     PUT  SOLE    1                   0        0    25000
GENERAL MTRS CORP              COM              370442105     2330   120000     PUT  SOLE    1                   0        0   120000
GUIDANT CORP                   COM              401698105     3885    60000 SH       SOLE    1               60000        0        0
HOSPIRA INC                    COM              441060100     8556   200000 SH       SOLE    1              200000        0        0
HOSPIRA INC                    COM              441060100     4278   100000     PUT  SOLE    1                   0        0   100000
HUDSON CITY BANCORP            COM              443683107     3385   280000 SH       SOLE    1              280000        0        0
JOHNSON & JOHNSON              COM              478160104     3696    61500     CALL SOLE    1                   0        0    61500
JOY GLOBAL INC                 COM              481165108     9389   234950 SH       SOLE    1              234950        0        0
JOY GLOBAL INC                 COM              481165108     3349    83800     PUT  SOLE    1                   0        0    83800
PROCTER & GAMBLE CO            COM              742718109    17364   300000     CALL SOLE    1                   0        0   300000
SOUTHWEST AIRLS CO             COM              844741108     2300   140000     PUT  SOLE    1                   0        0   140000
WASHINGTON GROUP INTL INC      COM NEW          938862208    11651   220000 SH       SOLE    1              220000        0        0